LONG-TERM PREPAID EXPENSES	12 Months Ended
Dec. 31, 2021
LONG-TERM PREPAID EXPENSES [abstract]
Disclosure of long-term prepaid expenses
13.	LONG-TERM PREPAID EXPENSES
The long-term prepaid expenses represented staff uniforms. The movements of long-term prepaid expenses are set forth as follows:

	2020	2021
	RMB’000	RMB’000
At January 1
Cost	129,575	151,997
Accumulated amortization	(88,768)	(108,108)

Net book amount	40,807	43,889

Year ended December 31
Opening net book amount	40,807	43,889
Additions	22,422	47,632
Amortization	(19,340)	(27,381)

Closing net book amount	43,889	64,140

At December 31
Cost	151,997	199,629
Accumulated amortization	(108,108)	(135,489)

Net book amount	43,889	64,140